Not FDIC Insured May Lose Value No Bank Guarantee
FSS3-Q1PH

Schedules of Investments
(unaudited)
Franklin Templeton SMACS: Series CH 2
Franklin Templeton SMACS: Series E 4
Franklin Templeton SMACS: Series H 9
Franklin Templeton SMACS: Series I 11
Notes to Schedules of Investments 16

Franklin Strategic Series
Schedule of Investments (unaudited), November 30, 2022
Franklin Templeton SMACS: Series CH
Quarterly Schedules of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 102.0%
California 102.0%
a
California Community Housing Agency , Annadel Apartments , Revenue , 144A, 2019 A ,
5% , 4/01/49 ...................................................... $ 200,000 $ 171,098
California County Tobacco Securitization Agency , Gold Country Settlement Funding
Corp. , Revenue , 2020 B-1 , Refunding , 4% , 6/01/49 ........................ 55,000 54,332
California Municipal Finance Authority ,
Special Tax, 2022 B, Refunding, 6%, 9/01/52 ............................. 150,000 153,929
b
Special Tax, 2022 C, 6.25%, 9/01/52 ................................... 150,000 151,885
Special Tax, 2022 D, 6.125%, 9/01/52 .................................. 150,000 155,320
Caritas Corp. (The), Revenue, 2021 B, Refunding, 4%, 8/15/56 ............... 115,000 95,769
a
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/49 . 125,000 112,721
Community Facilities District No. 2021-6 Improvement Area No. 2, Special Tax, 2022,
6%, 9/01/52 .................................................... 150,000 155,867
Congregational Homes, Inc. Obligated Group, Revenue, 2019, Refunding, 5%,
11/15/39 ....................................................... 130,000 128,678
a
California Pollution Control Financing Authority , Rialto Bioenergy Facility LLC ,
Revenue , 144A, 2018 , 7.5% , 12/01/40 .................................. 75,000 49,340
California Statewide Communities Development Authority ,
Special Assessment, 2019 C, 5%, 9/02/49 ............................... 125,000 127,716
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/39 ....... 100,000 104,398
a
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 250,000 248,997
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 100,000 86,879
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/52 ............. 200,000 171,740
City of Dublin , Community Facilities District No. 2015-1 Improvement Area No. 2 ,
Special Tax , 2019 , 5% , 9/01/49 ....................................... 130,000 132,371
City of Rancho Cordova , Grantline 208 Community Facilities District No. 2018-1 ,
Special Tax , 2019 , 5% , 9/01/49 ....................................... 75,000 76,585
City of Roseville ,
SVSP Westpark -Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 125,000 127,861
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 130,000 132,748
a
CSCDA Community Improvement Authority , Dublin , Revenue , 144A, 2021 B , 4% ,
2/01/57 ......................................................... 140,000 95,455
Foothill-Eastern Transportation Corridor Agency , Revenue , 2013 B-2 , Refunding , 3.5% ,
1/15/53 ......................................................... 190,000 154,098
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , Refunding , 5% , 6/01/48 ......... 115,000 116,081
Upland Community Facilities District , City of Upland Community Facilities District No.
2015-1 , Special Tax , 2019 A , 4% , 9/01/49 ................................ 185,000 163,324
2,967,192
Total Municipal Bonds (Cost $3,270,711) .......................................
2,967,192
a a a a
a
Total Investments (Cost $3,270,711) 102.0% ....................................
$2,967,192
Other Assets, less Liabilities (2.0)% ...........................................
(59,511)
Net Assets 100.0% ...........................................................
$2,907,681

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CH
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

See Abbreviations on page 19 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $936,230, representing 32.2% of net assets.
b
A portion or all of the security purchased on a delayed delivery basis.

Franklin Strategic Series
Schedule of Investments (unaudited), November 30, 2022
Franklin Templeton SMACS: Series E
Quarterly Schedules of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 62.4%
Automobiles 1.2%
a
Ford Motor Co. ....................................... United States 3,000 $ 41,700
a
General Motors Co. .................................... United States 5,600 227,136
268,836
Banks 9.2%
a
Citigroup, Inc. ........................................ United States 6,900 334,029
a
Truist Financial Corp. .................................. United States 12,500 585,125
a
US Bancorp ......................................... United States 18,000 817,020
a
Wells Fargo & Co. ..................................... United States 8,000 383,600
2,119,774
Chemicals 4.1%
a
Air Products and Chemicals, Inc. .......................... United States 3,000 930,480
Communications Equipment 5.1%
a
Cisco Systems, Inc. ................................... United States 23,600 1,173,392
Diversified Telecommunication Services 0.8%
BCE, Inc. ........................................... Canada 4,000 190,506
Entertainment 0.9%
a,b
Walt Disney Co. (The) .................................. United States 2,200 215,314
Health Care Equipment & Supplies 0.2%
a
Medtronic plc ........................................ United States 500 39,520
Industrial Conglomerates 3.6%
a
Honeywell International, Inc. ............................. United States 2,300 504,965
Siemens AG ......................................... Germany 2,300 319,037
824,002
Insurance 1.3%
a
MetLife, Inc. ......................................... United States 4,000 306,800
Internet & Direct Marketing Retail 1.6%
a,b
Amazon.com, Inc. ..................................... United States 3,800 366,852
Metals & Mining 8.4%
a
Barrick Gold Corp. .................................... Canada 10,000 163,200
a
Freeport-McMoRan, Inc. ................................ United States 17,023 677,515
Rio Tinto plc, ADR ..................................... Australia 15,700 1,077,648
1,918,363
Multiline Retail 4.5%
a
Target Corp. ......................................... United States 6,200 1,035,834
Oil, Gas & Consumable Fuels 1.0%
a
TotalEnergies SE, ADR ................................. France 3,500 218,470
Pharmaceuticals 2.4%
a
Bristol-Myers Squibb Co. ................................ United States 7,000 561,960
Semiconductors & Semiconductor Equipment 11.5%
a
Analog Devices, Inc. ................................... United States 4,600 790,786
a
Broadcom, Inc. ....................................... United States 2,400 1,322,472
a
Intel Corp. ........................................... United States 8,000 240,560
a
Microchip Technology, Inc. .............................. United States 3,700 293,003
2,646,821

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 4.0%
a
Home Depot, Inc. (The) ................................. United States 2,800 $ 907,172
Tobacco 2.6%
a
Philip Morris International, Inc. ........................... United States 6,000 598,020
Total Common Stocks (Cost $12,767,065) ......................................
14,322,116
Equity-Linked Securities 28.0%
Aerospace & Defense 1.5%
c
Citigroup Global Markets Holdings, Inc. into Northrop Grumman
Corp., 144A, 7.5%, 10/06/23 ........................... United States 400 202,603
c
Mizuho Markets Cayman LP into Lockheed Martin Corp., 144A, 9%,
11/07/23 .......................................... United States 300 140,143
342,746
Airlines 0.6%
c
BNP Paribas Issuance BV into Delta Air Lines, Inc., 144A, 10%,
7/12/23 ........................................... United States 3,800 139,437
Automobiles 0.3%
c
Merrill Lynch International & Co. CV into Ford Motor Co., 144A, 12%,
12/07/22 .......................................... United States 5,000 70,167
Banks 4.7%
c
Barclays Bank plc into JPMorgan Chase & Co., 144A, 8%, 9/08/23 United States 2,500 324,805
c
J.P. Morgan Structured Products BV into Bank of America Corp.,
144A, 9.5%, 5/12/23 ................................. United States 1,600 60,081
c
National Bank of Canada into Truist Financial Corp., 144A, 9%,
10/10/23 .......................................... United States 10,000 468,749
c
Royal Bank of Canada into Bank of America Corp., 144A, 8.5%,
8/14/23 ........................................... United States 6,100 217,611
1,071,246
Biotechnology 0.5%
c
BNP Paribas Issuance BV into AbbVie, Inc., 144A, 8%, 2/23/23 ... United States 725 110,512
Capital Markets 0.9%
c
UBS AG into Charles Schwab Corp. (The), 144A, 10%, 6/16/23 ... United States 3,000 214,211
Chemicals 0.3%
c
Credit Suisse AG into Air Products and Chemicals, Inc., 144A, 8.5%,
5/15/23 ........................................... United States 240 62,937
Communications Equipment 0.3%
c
Royal Bank of Canada into Cisco Systems, Inc., 144A, 8%, 12/02/22 United States 1,600 77,928
Electric Utilities 1.0%
c
National Bank of Canada into NextEra Energy, Inc., 144A, 8.5%,
12/05/23 .......................................... United States 3,000 236,772
Health Care Equipment & Supplies 0.4%
c
Barclays Bank plc into Medtronic plc, 144A, 8%, 3/10/23 ........ United States 1,000 80,287
Independent Power and Renewable Electricity Producers 0.6%
c
Goldman Sachs International Bank into NextEra Energy Partners LP,
144A, 10%, 7/05/23 .................................. United States 2,900 142,660
Industrial Conglomerates 0.5%
c
Goldman Sachs International Bank into Honeywell International, Inc.,
144A, 8.5%, 4/04/23 ................................. United States 600 119,215

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Insurance 1.1%
c
Royal Bank of Canada into MetLife, Inc., 144A, 9%, 9/22/23 ..... United States 2,400 $ 169,708
c
Royal Bank of Canada into MetLife, Inc., 144A, 10%, 5/19/23 .... United States 1,000 72,056
241,764
Interactive Media & Services 0.4%
c
Citigroup Global Markets Holdings, Inc. into Alphabet, Inc., 144A,
9%, 6/22/23 ........................................ United States 50 102,356
Internet & Direct Marketing Retail 0.4%
c
Credit Suisse AG into Amazon.com, Inc., 144A, 10%, 6/30/23 .... United States 900 91,883
IT Services 1.5%
c
UBS AG into Fidelity National Information Services, Inc., 144A, 10%,
10/19/23 .......................................... United States 4,500 333,691
Media 0.6%
c
BNP Paribas Issuance BV into Comcast Corp., 144A, 8.5%, 8/10/23 United States 3,485 130,877
Oil, Gas & Consumable Fuels 1.8%
c
Merrill Lynch International & Co. CV into Chevron Corp., 144A, 10%,
12/04/23 .......................................... United States 2,400 407,776
Pharmaceuticals 1.4%
c
Mizuho Markets Cayman LP into Bristol-Myers Squibb Co., 144A,
8.5%, 12/04/23 ..................................... United States 1,500 121,311
c
Societe Generale SA into Pfizer, Inc., 144A, 8.5%, 6/09/23 ...... United States 4,000 203,340
324,651
Semiconductors & Semiconductor Equipment 7.1%
c
Barclays Bank plc into Texas Instruments, Inc., 144A, 9%, 10/10/23 United States 1,900 324,729
c
Goldman Sachs International Bank into Intel Corp., 144A, 10%,
8/09/23 ........................................... United States 7,500 236,417
c
Goldman Sachs International Bank into Texas Instruments, Inc.,
144A, 8.5%, 12/14/22 ................................. United States 630 114,000
c
Merrill Lynch International & Co. CV into Broadcom, Inc., 144A, 10%,
12/05/23 .......................................... United States 365 185,391
c
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
10%, 6/26/23 ....................................... United States 2,700 202,673
c
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
10%, 11/03/23 ...................................... United States 5,600 398,141
c
Royal Bank of Canada into Analog Devices, Inc., 144A, 10%, 5/19/23 United States 1,000 163,900
1,625,251
Software 0.9%
c
Mizuho Markets Cayman LP into Workday, Inc., 144A, 10%, 8/03/23 United States 1,400 216,367
Specialty Retail 1.2%
c
Citigroup Global Markets Holdings, Inc. into Home Depot, Inc. (The),
144A, 8.5%, 6/12/24 ................................. United States 900 286,555
Total Equity-Linked Securities (Cost $6,440,148) ................................
6,429,289
Convertible Preferred Stocks 6.3%
Capital Markets 1.6%
KKR Group Co., Inc., 6%, C ............................. United States 6,000 377,100
Electric Utilities 4.7%
American Electric Power Co., Inc., 6.125% .................. United States 9,300 491,226

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Electric Utilities (continued)
NextEra Energy, Inc., 6.926% ............................ United States 12,000 $ 587,040
1,078,266
Total Convertible Preferred Stocks (Cost $1,378,117) ............................
1,455,366
Principal
Amount
*
Corporate Bonds 3.8%
Banks 2.1%
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037% to
10/27/32, FRN thereafter , 10/28/33 ....................... United States 450,000 473,099
Trading Companies & Distributors 1.7%
c
United Rentals North America, Inc. , Senior Secured Note , 144A, 6% ,
12/15/29 .......................................... United States 400,000 402,764
Total Corporate Bonds (Cost $850,000) ........................................
875,863
Total Long Term Investments (Cost $21,435,330) ................................
23,082,634
a
Short Term Investments 0.2%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.2%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 3.446% .... United States 56,478 56,478
Total Money Market Funds (Cost $56,478) ......................................
56,478
Total Short Term Investments (Cost $56,478 ) ...................................
56,478
a
Total Investments (Cost $21,491,808) 100.7% ...................................
$23,139,112
Options Written (2.1)% .......................................................
(485,596)
Other Assets, less Liabilities 1.4% .............................................
302,863
Net Assets 100.0% ...........................................................
$22,956,379
Number of
Contracts
Notional
Amount
#
a a a
Options Written (2.1)%
Calls - Exchange-Traded
Equity Options
Air Products and Chemicals, Inc., December Strike Price $270.00,
Expires 12/16/22 .................................... 30 930,480 (121,110)
Amazon.com, Inc., December Strike Price $102.00, Expires 12/16/22 38 366,852 (5,168)
Analog Devices, Inc., December Strike Price $165.00, Expires
12/16/22 .......................................... 46 790,786 (34,040)
Barrick Gold Corp., December Strike Price $18.00, Expires 12/16/22 100 163,200 (800)
Bristol-Myers Squibb Co., December Strike Price $77.50, Expires
12/16/22 .......................................... 70 561,960 (22,400)
Broadcom, Inc., December Strike Price $520.00, Expires 12/16/22 12 661,236 (44,400)
Cisco Systems, Inc., December Strike Price $47.50, Expires
12/16/22 .......................................... 140 696,080 (35,700)
Cisco Systems, Inc., December Strike Price $50.00, Expires
12/16/22 .......................................... 65 323,180 (5,005)
Citigroup, Inc., December Strike Price $50.00, Expires 12/16/22 .. 69 334,029 (3,588)

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

See Abbreviations on page 19 .
a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
Options Written
(continued)
Calls - Exchange-Traded (continued)
Equity Options (continued)
Ford Motor Co., December Strike Price $15.00, Expires 12/16/22 . 30 41,700 $ (300)
Freeport-McMoRan, Inc., December Strike Price $35.00, Expires
12/16/22 .......................................... 140 557,200 (70,700)
General Motors Co., December Strike Price $41.00, Expires
12/16/22 .......................................... 56 227,136 (5,040)
Home Depot, Inc. (The), December Strike Price $315.00, Expires
12/16/22 .......................................... 24 777,576 (30,720)
Honeywell International, Inc., December Strike Price $210.00,
Expires 12/16/22 .................................... 23 504,965 (24,702)
Intel Corp., December Strike Price $31.00, Expires 12/16/22 ..... 80 240,560 (3,600)
Medtronic plc, December Strike Price $92.50, Expires 12/16/22 ... 5 39,520 —
MetLife, Inc., December Strike Price $75.00, Expires 12/16/22 .... 40 306,800 (7,400)
Microchip Technology, Inc., December Strike Price $75.00, Expires
12/16/22 .......................................... 37 293,003 (19,610)
Philip Morris International, Inc., December Strike Price $97.50,
Expires 12/16/22 .................................... 60 598,020 (18,600)
Target Corp., December Strike Price $180.00, Expires 12/16/22 ... 52 868,764 (4,108)
TotalEnergies SE, December Strike Price $57.50, Expires 12/16/22 35 218,470 (18,550)
Truist Financial Corp., December Strike Price $47.50, Expires
12/16/22 .......................................... 65 304,265 (3,965)
US Bancorp, December Strike Price $47.50, Expires 12/16/22 .... 180 817,020 (3,420)
Walt Disney Co. (The), December Strike Price $115.00, Expires
12/16/22 .......................................... 22 215,314 (110)
Wells Fargo & Co., December Strike Price $50.00, Expires 12/16/22 80 383,600 (2,560)
(485,596)
Total Options Written (Premiums received $163,375) ............................
$ (485,596)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
A portion or all of the security is held in connection with written option contracts open at period end.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $6,832,053, representing 29.8% of net assets.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Schedule of Investments (unaudited), November 30, 2022
Franklin Templeton SMACS: Series H
See Notes to Schedules of Investments. Quarterly Schedules of Investments

a a
Shares
a
Value
a
Management Investment Companies 28.1%
Capital Markets 28.1%
a
Franklin Dynamic Municipal Bond ETF ................................... 35,000 $ 821,100
Total Management Investment Companies (Cost $889,962) .......................
821,100
Principal
Amount
a a a a
Municipal Bonds 71.7%
California 3.8%
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , Refunding , 5% , 6/01/48 ......... $ 110,000 111,034
Colorado 10.7%
Colorado Health Facilities Authority , Christian Living Neighborhoods Obligated Group ,
Revenue , 2019 , Refunding , 4% , 1/01/38 ................................. 100,000 78,892
Denver Health & Hospital Authority , Revenue , 2019 A , Refunding , 4% , 12/01/37 ....
100,000 91,278
Hunters Overlook Metropolitan District No. 5 , GO , 2019 A , 5% , 12/01/39 ..........
150,000 140,806
310,976
Connecticut 3.2%
b
Steel Point Infrastructure Improvement District , Tax Allocation , 144A, 2021 , 4% , 4/01/31 100,000 93,307
Florida 10.0%
Cross Creek North Community Development District , Special Assessment , 2022 , 4.5% ,
5/01/52 ......................................................... 125,000 104,865
Kindred Community Development District II , Special Assessment , 2021 , 3.125% ,
5/01/41 ......................................................... 100,000 72,809
Quail Roost Community Development District , Expansion Area , Special Assessment ,
2021 , 4% , 12/15/51 ................................................ 75,000 57,800
Windward Community Development District , Special Assessment , 2020 A-1 , 3% ,
5/01/25 ......................................................... 60,000 57,489
292,963
Indiana 3.5%
Indiana Finance Authority , Marian University, Inc. , Revenue , 2019 A , 5% , 9/15/39 ...
100,000 103,111
Louisiana 7.3%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ 100,000 101,280
b
Louisiana Local Government Environmental Facilities & Community Development
Authority , Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ........... 135,000 111,746
213,026
Maryland 2.7%
b
City of Baltimore , Harbor Point Special Taxing District , Tax Allocation, Senior Lien ,
144A, 2019 A , Refunding , 3.5% , 6/01/39 ................................ 100,000 79,721
Minnesota 3.2%
City of Apple Valley , PHS Apple Valley Senior Housing, Inc. , Revenue , 2021 , 4% ,
9/01/36 ......................................................... 105,000 93,967
New York 3.3%
New York Transportation Development Corp. , Delta Air Lines, Inc. , Revenue , 2020 , 4% ,
10/01/30 ........................................................ 100,000 97,434
Pennsylvania 3.3%
b
Allentown Neighborhood Improvement Zone Development Authority , Revenue , 144A,
2017 , 5% , 5/01/32 ................................................. 100,000 97,322

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

See Abbreviations on page 19 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 6.6%
b
County of Hays , La Cima Public Improvement District , Special Assessment , 144A,
2020 , 3.25% , 9/15/30 ............................................... $ 100,000 $ 85,779
b
New Hope Cultural Education Facilities Finance Corp. , CityScape Schools, Inc. ,
Revenue , 144A, 2019 A , 5% , 8/15/39 ................................... 110,000 106,364
192,143
Washington 2.8%
b
Washington State Housing Finance Commission , Presbyterian Retirement
Communities Northwest Obligated Group , Revenue , 144A, 2019 A , 5% , 1/01/49 ... 100,000 80,000
Wisconsin 3.8%
b
Public Finance Authority , Friends Homes Obligated Group , Revenue , 144A, 2019 ,
Refunding , 5% , 9/01/49 ............................................. 125,000 111,951
U.S. Territories 7.5%
District of Columbia 4.8%
District of Columbia , International School Obligated Group , Revenue , 2019 ,
5% , 7/01/49 ...................................................... 140,000 138,363
Puerto Rico 2.7%
Commonwealth of Puerto Rico , GO , 2022 A-1 , 4% , 7/01/46 ....................
100,000 77,235
Total U.S. Territories .................................................................... 215,598
Total Municipal Bonds (Cost $2,427,899) .......................................
2,092,553
Total Long Term Investments (Cost $3,317,861) .................................
2,913,653
a
a a a a
a
Total Investments (Cost $3,317,861) 99.8% .....................................
$2,913,653
Other Assets, less Liabilities 0.2% .............................................
4,631
Net Assets 100.0% ...........................................................
$2,918,284
a
See Note 3 regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $766,190, representing 26.3% of net assets.

Franklin Strategic Series
Schedule of Investments (unaudited), November 30, 2022
Franklin Templeton SMACS: Series I
See Notes to Schedules of Investments. Quarterly Schedules of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 96.8%
Aerospace & Defense 1.8%
a
Bombardier, Inc. , Senior Bond , 144A, 7.5% , 3/15/25 ......................... $ 150,000 $ 150,452
TransDigm, Inc. , Senior Note , 6.375% , 6/15/26 .............................
500,000 491,835
642,287
Airlines 2.2%
a
American Airlines Inc/AAdvantage Loyalty IP Ltd. , Senior Secured Note , 144A, 5.5% ,
4/20/26 ......................................................... 400,000 388,599
a
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A, 4.75% , 10/20/28 . 150,000 142,288
a
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 ............... 300,000 267,379
798,266
Auto Components 2.1%
American Axle & Manufacturing, Inc. , Senior Note , 5% , 10/01/29 ................
100,000 87,198
a
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% , 10/15/29 ........... 200,000 133,343
Goodyear Tire & Rubber Co. (The) , Senior Note , 5.25% , 7/15/31 ................
600,000 515,055
735,596
Automobiles 2.4%
Ford Motor Co. , Senior Bond , 6.1% , 8/19/32 ...............................
900,000 864,691
Banks 1.5%
Barclays plc , Senior Bond , 5.746% to 8/08/32, FRN thereafter , 8/09/33 ...........
550,000 527,736
Building Products 0.5%
a
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A, 8.75% , 8/01/28 ..... 200,000 180,216
Capital Markets 0.8%
a
Coinbase Global, Inc. , Senior Bond , 144A, 3.625% , 10/01/31 .................. 125,000 67,672
Morgan Stanley , Senior Bond , 3.622% to 3/31/30, FRN thereafter , 4/01/31 .........
247,000 220,418
288,090
Chemicals 2.9%
a
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% , 10/15/28 .......... 300,000 262,620
Olin Corp. , Senior Bond , 5% , 2/01/30 ....................................
100,000 90,876
a
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A, 7.25% , 4/01/25 ..... 200,000 182,303
a
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 .................................... 100,000 83,661
Senior Secured Note, 144A, 4.875%, 5/01/28 ............................. 375,000 335,359
a
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ................... 100,000 75,190
1,030,009
Commercial Services & Supplies 1.5%
a
ADT Security Corp. (The) , Senior Secured Note , 144A, 4.125% , 8/01/29 .......... 100,000 87,406
a
APX Group, Inc. , Senior Secured Note , 144A, 6.75% , 2/15/27 .................. 350,000 343,450
a
GFL Environmental, Inc. , Senior Note , 144A, 4.75% , 6/15/29 ................... 100,000 87,706
518,562
Communications Equipment 3.8%
a
CommScope Technologies LLC , Senior Note , 144A, 6% , 6/15/25 ................ 1,300,000 1,220,102
a
CommScope, Inc. , Senior Secured Note , 144A, 6% , 3/01/26 ................... 150,000 145,309
1,365,411

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance 2.8%
Ford Motor Credit Co. LLC , Senior Bond , 5.113% , 5/03/29 .....................
$ 800,000 $ 746,832
OneMain Finance Corp. , Senior Bond , 5.375% , 11/15/29 ......................
300,000 250,965
997,797
Containers & Packaging 5.0%
a
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. , Senior Note , 144A, 5.25% ,
8/15/27 ......................................................... 700,000 530,705
a
Mauser Packaging Solutions Holding Co. , Senior Note , 144A, 7.25% , 4/15/25 ...... 1,300,000 1,188,187
a
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC , Senior
Secured Note , 144A, 4% , 10/15/27 ..................................... 100,000 88,041
1,806,933
Diversified Financial Services 1.7%
a
MPH Acquisition Holdings LLC , Senior Secured Note , 144A, 5.5% , 9/01/28 ........ 750,000 599,914
Diversified Telecommunication Services 1.5%
a
Altice France SA , Senior Secured Note , 144A, 5.125% , 7/15/29 ................. 200,000 157,828
a
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond , 144A, 5.125% , 5/01/27 400,000 379,046
536,874
Electric Utilities 1.9%
a
NRG Energy, Inc. , Senior Note , 144A, 3.375% , 2/15/29 ....................... 100,000 83,193
Pacific Gas and Electric Co. , Senior Bond , 4.55% , 7/01/30 ....................
200,000 182,673
PG&E Corp. , Senior Secured Note , 5% , 7/01/28 ............................
200,000 184,826
a
Vistra Operations Co. LLC , Senior Note , 144A, 5% , 7/31/27 .................... 250,000 234,960
685,652
Electrical Equipment 0.2%
a
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 .............. 100,000 86,118
Energy Equipment & Services 2.2%
a
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 .................................... 600,000 576,117
Senior Secured Note, 144A, 6.5%, 9/15/28 ............................... 200,000 192,840
768,957
Entertainment 0.8%
a
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......................... 300,000 294,901
Equity Real Estate Investment Trusts (REITs) 2.5%
American Tower Corp. , Senior Note , 4.05% , 3/15/32 .........................
250,000 227,559
a
Iron Mountain, Inc. , Senior Bond , 144A, 5.25% , 7/15/30 ....................... 100,000 90,127
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond , 5% , 10/15/27 ...
450,000 384,761
Service Properties Trust , Senior Note , 4.35% , 10/01/24 .......................
200,000 186,964
889,411
Food Products 1.0%
a
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. , Senior Bond , 144A,
5.75% , 4/01/33 ................................................... 175,000 169,965
a
Post Holdings, Inc. , Senior Bond , 144A, 5.5% , 12/15/29 ...................... 200,000 184,000
353,965
Health Care Equipment & Supplies 2.1%
a
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 .................................... 600,000 489,675

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies (continued)
a
Medline Borrower LP, (continued)
Senior Secured Note, 144A, 3.875%, 4/01/29 ............................. $ 300,000 $ 258,266
747,941
Health Care Providers & Services 16.1%
Centene Corp. , Senior Note , 4.625% , 12/15/29 .............................
300,000 279,339
a
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................................. 1,124,000 575,274
Senior Note, 144A, 6.875%, 4/01/28 .................................... 425,000 207,815
Senior Secured Note, 144A, 8%, 3/15/26 ................................ 2,300,000 2,125,729
Senior Secured Note, 144A, 8%, 12/15/27 ............................... 700,000 621,243
a
DaVita, Inc. , Senior Bond , 144A, 3.75% , 2/15/31 ............................ 800,000 589,216
a
Tenet Healthcare Corp. ,
Senior Note, 144A, 6.125%, 10/01/28 ................................... 850,000 751,464
Senior Secured Note, 144A, 6.125%, 6/15/30 ............................. 650,000 616,713
5,766,793
Health Care Technology 0.2%
a
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ................... 100,000 75,011
Hotels, Restaurants & Leisure 6.1%
a
Caesars Entertainment, Inc. , Senior Note , 144A, 4.625% , 10/15/29 .............. 500,000 419,410
a
Carnival Corp. , Senior Note , 144A, 10.5% , 6/01/30 .......................... 300,000 257,421
a
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. , Senior Note ,
144A, 6.75% , 1/15/30 ............................................... 400,000 337,348
a
Penn Entertainment, Inc. , Senior Note , 144A, 4.125% , 7/01/29 ................. 200,000 163,365
a
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond , 144A, 5.25% ,
5/15/27 ......................................................... 1,100,000 1,009,299
2,186,843
Household Durables 0.9%
Shea Homes LP / Shea Homes Funding Corp. , Senior Note , 4.75% , 4/01/29 .......
400,000 331,074
Household Products 0.3%
a
Energizer Holdings, Inc. , Senior Note , 144A, 6.5% , 12/31/27 ................... 100,000 94,864
Independent Power and Renewable Electricity Producers 1.5%
a
Calpine Corp. , Senior Note , 144A, 4.625% , 2/01/29 .......................... 300,000 259,401
a,b
Vistra Corp. , Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter , Perpetual .... 300,000 285,554
544,955
Machinery 0.8%
a
Roller Bearing Co. of America, Inc. , Senior Note , 144A, 4.375% , 10/15/29 ......... 100,000 87,700
a
TK Elevator U.S. Newco, Inc. , Senior Secured Note , 144A, 5.25% , 7/15/27 ........ 200,000 181,799
269,499
Media 9.3%
a
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.5%, 6/01/29 ..................................... 300,000 223,300
Senior Secured Note, 144A, 5.125%, 8/15/27 ............................. 300,000 258,990
CSC Holdings LLC ,
Senior Bond, 5.25%, 6/01/24 ......................................... 400,000 385,924
a
Senior Bond, 144A, 5.5%, 4/15/27 ..................................... 200,000 183,498

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
a
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior Secured Note , 144A,
5.875% , 8/15/27 ................................................... $ 200,000 $ 183,749
DISH DBS Corp. ,
Senior Note, 5%, 3/15/23 ............................................ 600,000 596,250
Senior Note, 5.875%, 11/15/24 ........................................ 600,000 570,960
Senior Note, 7.75%, 7/01/26 ......................................... 200,000 167,823
a
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ..................... 100,000 85,867
a
Univision Communications, Inc. , Senior Secured Note , 144A, 6.625% , 6/01/27 ..... 700,000 683,194
3,339,555
Metals & Mining 4.7%
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ..............................
400,000 404,594
a
Cleveland-Cliffs, Inc. , Senior Bond , 144A, 4.875% , 3/01/31 .................... 150,000 130,399
a
First Quantum Minerals Ltd. , Senior Note , 144A, 6.875% , 3/01/26 ............... 400,000 386,344
a
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% , 4/01/31 ....... 800,000 674,920
a
Mineral Resources Ltd. , Senior Note , 144A, 8.5% , 5/01/30 .................... 100,000 102,123
1,698,380
Oil, Gas & Consumable Fuels 3.9%
a
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 11%, 4/15/25 ...................................... 600,000 635,457
Senior Note, 144A, 8.125%, 1/15/27 .................................... 200,000 192,286
a
CITGO Petroleum Corp. , Senior Secured Note , 144A, 7% , 6/15/25 .............. 300,000 296,007
a
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A, 6% , 4/15/30 ........ 100,000 92,075
a
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...................... 200,000 188,221
1,404,046
Personal Products 0.9%
a
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ....................... 100,000 96,742
GSK Consumer Healthcare Capital US LLC , Senior Note , 3.625% , 3/24/32 ........
250,000 220,857
317,599
Pharmaceuticals 7.0%
a
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 .................... 1,200,000 1,185,000
a
Bausch Health Cos., Inc. , Senior Secured Note , 144A, 5.5% , 11/01/25 ............ 1,400,000 1,184,918
a,c
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 ............. 160,000 120,694
2,490,612
Software 1.2%
a
Condor Merger Sub, Inc. , Senior Note , 144A, 7.375% , 2/15/30 ................. 275,000 225,640
a
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...................... 150,000 118,192
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ................................
100,000 89,442
433,274
Specialty Retail 0.8%
a
Carvana Co. , Senior Note , 144A, 10.25% , 5/01/30 ........................... 125,000 53,272
Lowe's Cos., Inc. , Senior Bond , 5% , 4/15/33 ...............................
250,000 248,925
302,197
Tobacco 0.6%
BAT Capital Corp. , Senior Note , 3.557% , 8/15/27 ...........................
250,000 228,220

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

See Abbreviations on page 19 .
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors 1.3%
United Rentals North America, Inc. , Senior Bond , 5.25% , 1/15/30 ...............
$ 500,000 $ 471,928
Total Corporate Bonds (Cost $35,087,451) ......................................
34,674,177
Shares
Escrows and Litigation Trusts 0.3%
a,d
Chesapeake Energy Corp., Escrow Account , 144A .......................... 100,000 96,167
Total Escrows and Litigation Trusts (Cost $100,000) .............................
96,167
Total Long Term Investments (Cost $35,187,451) ................................
34,770,344
a
a a a a
Short Term Investments 0.3%
a
Money Market Funds 0.3%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 3.446% .................. 105,866 105,866
Total Money Market Funds (Cost $105,866) .....................................
105,866
Total Short Term Investments (Cost $105,866 ) ..................................
105,866
a
Total Investments (Cost $35,293,317) 97.4% ....................................
$34,876,210
Other Assets, less Liabilities 2.6% .............................................
924,552
Net Assets 100.0% ...........................................................
$35,800,762
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $25,812,619, representing 72.1% of net assets.
b
Perpetual security with no stated maturity date.
c
Defaulted security or security for which income has been deemed uncollectible.
d
Non-income producing.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of ten separate funds, four of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).  The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
November 30, 2022, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series E
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.446% $ 321,782 $ 5,890,818 $ (6,156,122) $ — $ — $ 56,478 56,478 $ 3,563
Total Affiliated Securities ... $321,782 $5,890,818 $(6,156,122) $— $— $56,478 $3,563
Franklin Templeton SMACS: Series H
Non-Controlled Affiliates
Dividends
Franklin Dynamic Municipal Bond
ETF ................... 833,000 — — — (11,900) 821,100 35,000 6,657
Total Affiliated Securities ... $833,000 $— $— $— $(11,900) $821,100 $6,657
2. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2022, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Templeton SMACS: Series I
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.446% $ 686,333 $ 8,790,541 $ (9,371,008) $ — $ — $ 105,866 105,866 $ 4,586
Total Affiliated Securities ... $686,333 $8,790,541 $(9,371,008) $— $— $105,866 $4,586
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series CH
Assets:
Municipal Bonds ......................... $ — $ 2,967,192 $ — $ 2,967,192
Total Investments in Securities ........... $— $2,967,192 $— $2,967,192
Franklin Templeton SMACS: Series E
Assets:
Investments in Securities:
Common Stocks :
Automobiles .......................... 268,836 — — 268,836
Banks ............................... 2,119,774 — — 2,119,774
Chemicals ........................... 930,480 — — 930,480
Communications Equipment .............. 1,173,392 — — 1,173,392
Diversified Telecommunication Services ..... 190,506 — — 190,506
Entertainment ......................... 215,314 — — 215,314
Health Care Equipment & Supplies ......... 39,520 — — 39,520
Industrial Conglomerates ................ 504,965 319,037 — 824,002
Insurance ............................ 306,800 — — 306,800
Internet & Direct Marketing Retail .......... 366,852 — — 366,852
Metals & Mining ....................... 1,918,363 — — 1,918,363
Multiline Retail ........................ 1,035,834 — — 1,035,834
3. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series E (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Oil, Gas & Consumable Fuels ............. $ 218,470 $ — $ — $ 218,470
Pharmaceuticals ....................... 561,960 — — 561,960
Semiconductors & Semiconductor Equipment . 2,646,821 — — 2,646,821
Specialty Retail ........................ 907,172 — — 907,172
Tobacco ............................. 598,020 — — 598,020
Equity-Linked Securities ................... — 6,429,289 — 6,429,289
Convertible Preferred Stocks ............... 1,455,366 — — 1,455,366
Corporate Bonds ........................ — 875,863 — 875,863
Short Term Investments ................... 56,478 — — 56,478
Total Investments in Securities ........... $15,514,923 $7,624,189
a
$— $23,139,112
Liabilities:
Other Financial Instruments:
Options written .......................... $ 485,596 $ — $ — $ 485,596
Total Other Financial Instruments ......... $485,596 $— $— $485,596
Franklin Templeton SMACS: Series H
Assets:
Investments in Securities:
b
Management Investment Companies ......... 821,100 — — 821,100
Municipal Bonds ......................... — 2,092,553 — 2,092,553
Total Investments in Securities ........... $821,100 $2,092,553 $— $2,913,653
Franklin Templeton SMACS: Series I
Assets:
Investments in Securities:
b
Corporate Bonds ........................ — 34,674,177 — 34,674,177
Escrows and Litigation Trusts ............... — 96,167 — 96,167
Short Term Investments ................... 105,866 — — 105,866
Total Investments in Securities ........... $105,866 $34,770,344 $— $34,876,210
Other Financial Instruments:
Futures contracts ........................ $ 11,636 $ — $ — $ 11,636
Total Other Financial Instruments ......... $11,636 $— $— $11,636
a
Includes foreign securities valued at $319,037, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
For detailed categories, see the accompanying Schedule of Investments.
Selected Portfolio
ADR American Depositary Receipt
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
ETF Exchange-Traded Fund
GO General Obligation
SOFR Secured Overnight Financing Rate
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.